UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

Semiannual report

Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

February 28, 2013

Fixed income mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocations	4
Statements of net assets	9
Statements of operations	52
Statements of changes in net assets	54
Financial highlights	64
Notes to financial statements	94
About the organization	108

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2012 to February 28, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2012 to Feb. 28, 2013.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,021.00	0.84%	$4.21
Class B	1,000.00	1,017.30	1.59%	7.95
Class C	1,000.00	1,017.20	1.59%	7.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,016.91	1.59%	7.95
Class C	1,000.00	1,016.91	1.59%	7.95

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,033.90	0.82%	$4.14
Class B	1,000.00	1,030.00	1.57%	7.90
Class C	1,000.00	1,030.00	1.57%	7.90
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class B	1,000.00	1,017.01	1.57%	7.85
Class C	1,000.00	1,017.01	1.57%	7.85

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,021.50	0.84%	$4.21
Class B	1,000.00	1,017.70	1.59%	7.95
Class C	1,000.00	1,017.70	1.59%	7.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,016.91	1.59%	7.95
Class C	1,000.00	1,016.91	1.59%	7.95

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,010.30	0.88%	$4.39
Class B	1,000.00	1,006.50	1.63%	8.11
Class C	1,000.00	1,006.50	1.63%	8.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Class B	1,000.00	1,016.71	1.63%	8.15
Class C	1,000.00	1,016.71	1.63%	8.15

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,025.90	0.80%	$4.02
Class B	1,000.00	1,021.20	1.55%	7.77
Class C	1,000.00	1,022.10	1.55%	7.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,017.11	1.55%	7.75
Class C	1,000.00	1,017.11	1.55%	7.75

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocations
Delaware Tax-Free Arizona Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	101.06%
Corporate Revenue Bonds	9.60%
Education Revenue Bonds	16.43%
Electric Revenue Bonds	7.12%
Healthcare Revenue Bonds	21.22%
Lease Revenue Bonds	10.32%
Local General Obligation Bonds	2.45%
Pre-Refunded Bonds	3.74%
Special Tax Revenue Bonds	20.57%
State & Territory General Obligation Bond	0.48%
Transportation Revenue Bonds	7.58%
Water & Sewer Revenue Bonds	1.55%
Total Value of Securities	101.06%
Liabilities Net of Receivables and Other Assets	(1.06%)
Total Net Assets	100.00%

Delaware Tax-Free California Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.47%
Corporate Revenue Bonds	8.18%
Education Revenue Bonds	10.13%
Electric Revenue Bonds	7.07%
Healthcare Revenue Bonds	16.69%
Housing Revenue Bonds	3.12%
Lease Revenue Bonds	6.28%
Local General Obligation Bonds	6.16%
Pre-Refunded Bonds	2.46%
Resource Recovery Revenue Bond	0.84%
Special Tax Revenue Bonds	13.70%
State & Territory General Obligation Bonds	13.27%
Transportation Revenue Bonds	6.29%
Water & Sewer Revenue Bonds	3.28%
Short-Term Investments	2.37%
Total Value of Securities	99.84%
Receivables and Other Assets Net of Liabilities	0.16%
Total Net Assets	100.00%

Security type/sector allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.77%
Corporate Revenue Bond	1.39%
Education Revenue Bonds	7.28%
Electric Revenue Bonds	8.01%
Healthcare Revenue Bonds	28.73%
Housing Revenue Bonds	2.59%
Lease Revenue Bonds	3.82%
Local General Obligation Bonds	11.20%
Pre-Refunded Bonds	11.12%
Special Tax Revenue Bonds	14.98%
State & Territory General Obligation Bond	1.19%
Transportation Revenue Bonds	6.84%
Water & Sewer Revenue Bonds	1.62%
Short-Term Investments	1.40%
Total Value of Securities	100.17%
Liabilities Net of Receivables and Other Assets	(0.17%)
Total Net Assets	100.00%

Delaware Tax-Free Idaho Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	99.90%
Corporate Revenue Bonds	5.80%
Education Revenue Bonds	7.59%
Electric Revenue Bonds	5.07%
Healthcare Revenue Bonds	7.95%
Housing Revenue Bonds	2.75%
Lease Revenue Bonds	6.41%
Local General Obligation Bonds	19.85%
Pre-Refunded Bonds	8.21%
Special Tax Revenue Bonds	24.40%
State & Territory General Obligation Bond	2.47%
Transportation Revenue Bonds	7.40%
Water & Sewer Revenue Bonds	2.00%
Short-Term Investment	0.53%
Total Value of Securities	100.43%
Liabilities Net of Receivables and Other Assets	(0.43%)
Total Net Assets	100.00%

Security type/sector allocations
Delaware Tax-Free New York Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	99.24%
Corporate Revenue Bonds	6.69%
Education Revenue Bonds	22.22%
Electric Revenue Bonds	3.90%
Healthcare Revenue Bonds	16.05%
Housing Revenue Bonds	1.28%
Lease Revenue Bonds	11.11%
Local General Obligation Bonds	6.57%
Pre-Refunded Bonds	1.61%
Special Tax Revenue Bonds	14.17%
State & Territory General Obligation Bonds	2.58%
Transportation Revenue Bonds	9.36%
Water & Sewer Revenue Bonds	3.70%
Short-Term Investments	0.95%
Total Value of Securities	100.19%
Liabilities Net of Receivables and Other Assets	(0.19%)
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free Arizona Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 101.06%
Corporate Revenue Bonds – 9.60%
• Maricopa County Pollution Control (Palo Verde Project)
Series B 5.20% 6/1/43	$1,500,000	$1,732,785
• Navajo County Pollution Control Revenue
(Arizona Public Services-Cholla)
Series D 5.75% 6/1/34	1,500,000	1,691,985
Pima County Industrial Development Authority Pollution
Control Revenue (Tucson Electric Power San Juan)
5.75% 9/1/29	750,000	794,288
Series A 5.25% 10/1/40	3,400,000	3,715,316
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,250,000	2,604,780
		10,539,154

Education Revenue Bonds – 16.43%
Arizona Health Facilities Authority
Healthcare Education Revenue (Kirksville College)
5.125% 1/1/30	1,500,000	1,635,180
Arizona State University Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	2,000,000	2,103,460
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,108,540
Arizona State University Series C 5.50% 7/1/25	330,000	401,574
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.125% 5/15/40	1,305,000	1,390,660
Northern Arizona University
5.00% 6/1/36	475,000	530,205
5.00% 6/1/41	1,240,000	1,370,932
Phoenix Industrial Development Authority
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,276,288
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	1,500,000	1,506,570
(Great Hearts Academic Project)
6.30% 7/1/42	500,000	540,875
6.40% 7/1/47	500,000	542,895
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,180,019

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County Industrial Development Authority
Education Revenue
(Edkey Charter Schools Project) 6.00% 7/1/48	$1,000,000	$1,000,000
(Tucson Country Day School Project) 5.00% 6/1/37	1,500,000	1,450,770
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation)
Series A 5.00% 7/15/27 (AMBAC)	1,000,000	1,001,710
		18,039,678
Electric Revenue Bonds – 7.12%
Maricopa County Pollution Control Revenue
(El Paso Electric Palo Verde Project)
Series A 4.50% 8/1/42	2,500,000	2,576,475
Mesa Utilities System Revenue 5.00% 7/1/18
(NATL-RE) (FGIC)	1,500,000	1,796,190
Pinal County Electric District #3 5.25% 7/1/41	2,000,000	2,245,060
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,195,950
		7,813,675
Healthcare Revenue Bonds – 21.22%
Arizona Health Facilities Authority Hospital System
Revenue
(Banner Health) Series A 5.00% 1/1/43	1,000,000	1,112,770
(Phoenix Children’s Hospital)
Series A 5.00% 2/1/42	2,600,000	2,810,704
Series B 4.00% 2/1/43	750,000	744,158
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health)
5.00% 12/1/42	2,205,000	2,293,244
Maricopa County Industrial Development Authority Health
Facilities Revenue (Catholic Healthcare West) Series A
5.25% 7/1/32	1,250,000	1,353,313
5.50% 7/1/26	1,000,000	1,049,210
6.00% 7/1/39	2,500,000	2,867,099
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,615,000	1,807,443

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Scottsdale Industrial Development Authority Hospital
Revenue (Scottsdale Healthcare) Series A
5.25% 9/1/30	$1,250,000	$1,260,513
Tempe Industrial Development Authority Revenue
(Friendship Village)
Series A 6.25% 12/1/42	1,200,000	1,304,784
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39	1,500,000	1,738,005
6.50% 7/1/39	2,500,000	2,909,949
Yavapai County Industrial Development Authority
Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	2,038,500
		23,289,692
Lease Revenue Bonds – 10.32%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates (Administration Building
Project) 5.00% 7/1/32	1,000,000	1,051,220
Arizona State Certificates of Participation Department
Administration Series A
5.25% 10/1/25 (AGM)	1,500,000	1,755,675
Arizona State Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A
5.00% 7/1/36	1,000,000	1,113,120
Marana Municipal Property Facilities Revenue
5.00% 7/1/28 (AMBAC)	575,000	582,343
Maricopa County Industrial Development Authority
Correctional Contract Revenue (Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	1,000,000	1,004,420
Pima County Industrial Development Authority Lease
Revenue Metro Police Facility (Nevada Project) Series A
5.25% 7/1/31	1,500,000	1,637,805
5.375% 7/1/39	1,500,000	1,647,900
6.00% 7/1/41	1,000,000	1,146,230
Pinal County Certificates of Participation 5.00% 12/1/29	1,300,000	1,385,891
		11,324,604

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 2.45%
Coconino & Yavapai Counties Joint Unified School District #9
(Sedona Oak Creek Project of 2007) Series B
5.375% 7/1/28	$1,350,000	$1,551,920
• Gila County Unified School District #10 (Payson School
Improvement Project of 2006) Series A
5.25% 7/1/27 (AMBAC)	1,000,000	1,138,050
		2,689,970
§Pre-Refunded Bonds – 3.74%
Arizona Department of Transportation State Highway
Fund Revenue Series A
5.00% 7/1/23-14	1,000,000	1,064,350
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	5,000	5,332
Scottsdale DC Ranch Community Facilities District
5.00% 7/15/27-13 (AMBAC)	1,000,000	1,018,450
South Campus Group Housing Revenue (Arizona State
University South Campus Project)
5.625% 9/1/35-13 (NATL-RE)	2,000,000	2,015,840
		4,103,972
Special Tax Revenue Bonds – 20.57%
Arizona Transportation Board
(Maricopa County Regional Area Road) 5.00% 7/1/25	1,000,000	1,172,940
Series A 5.00% 7/1/29	1,115,000	1,299,008
Flagstaff Aspen Place Sawmill Improvement District Revenue
5.00% 1/1/32	875,000	876,339
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,426,274
Glendale Municipal Property Corporation Excise Tax
Revenue (Senior Lien)
Series B 5.00% 7/1/33	570,000	640,891
Guam Government Business Privilege Tax Revenue
Series A
5.125% 1/1/42	545,000	606,781
5.25% 1/1/36	705,000	797,806
Marana Tangerine Farm Road Improvement District Revenue
4.60% 1/1/26	770,000	797,173

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Phoenix Civic Improvement Excise Tax Revenue
(Solid Waste Improvements) Series A
5.00% 7/1/19 (NATL-RE)	$1,000,000	$1,114,370
Phoenix Civic Improvement Transition Excise Tax Revenue
(Light Rail Project)
5.00% 7/1/20 (AMBAC)	1,570,000	1,666,633
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	960,000	1,017,610
Series A 5.00% 8/1/26	1,100,000	1,187,945
^Series A 5.03% 8/1/44 (NATL-RE)	3,885,000	676,573
Series A 5.25% 8/1/27	1,000,000	1,082,300
Series A 5.375% 8/1/39	850,000	900,805
Series A 5.50% 8/1/42	1,000,000	1,065,940
Series A 5.75% 8/1/37	580,000	627,601
Series A 6.50% 8/1/44	1,250,000	1,424,338
Series A-1 5.00% 8/1/43	1,060,000	1,104,711
Series C 5.00% 8/1/40	220,000	236,656
Series C 5.00% 8/1/46	1,500,000	1,599,929
Series C 5.25% 8/1/40	220,000	240,568
Queen Creek Improvement District #1 5.00% 1/1/32	1,000,000	1,012,350
		22,575,541
State & Territory General Obligation Bond – 0.48%
Puerto Rico Commonwealth Public Improvement
Series A 5.75% 7/1/41	500,000	526,855
		526,855
Transportation Revenue Bonds – 7.58%
Arizona Department of Transportation State Highway
Fund Revenue Series A 5.00% 7/1/38	750,000	867,743
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33	1,250,000	1,433,600
(Senior Lien)
5.00% 7/1/32 (AMT)	1,750,000	2,014,600
Series B 5.25% 7/1/27 (NATL-RE) (FGIC) (AMT)	1,000,000	1,000,830
Series B 5.25% 7/1/32 (NATL-RE) (FGIC) (AMT)	3,000,000	3,002,490
		8,319,263

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 1.55%
Phoenix Civic Improvement Wastewater Corporation
Systems Revenue
(Junior Lien) 5.00% 7/1/19 (NATL-RE)	$1,000,000	$1,167,020
Puerto Rico Commonwealth Aqueduct & Sewer Authority
(Senior Lien) Series A
5.25% 7/1/42	220,000	216,841
6.00% 7/1/47	305,000	319,057
		1,702,918
Total Municipal Bonds (cost $102,817,148)		110,925,322

Total Value of Securities – 101.06%
(cost $102,817,148)		110,925,322
Liabilities Net of Receivables and
Other Assets – (1.06%)		(1,167,572)
Net Assets Applicable to 9,208,534
Shares Outstanding – 100.00%		$109,757,750

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($102,083,989 / 8,566,298 Shares)		$11.92
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($193,990 / 16,265 Shares)		$11.93
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($7,479,771 / 625,971 Shares)		$11.95

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$101,378,575
Undistributed net investment income		25,309
Accumulated net realized gain on investments		245,692
Net unrealized appreciation of investments		8,108,174
Total net assets		$109,757,750

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
§	Pre-refunded bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.“
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$11.92
Sales charge (4.50% of offering price) (B)	0.56
Offering price	$12.48

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by Financial Guaranty Insurance Company
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free California Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.47%
Corporate Revenue Bonds – 8.18%
• California Pollution Control Financing Authority
Environmental Improvement Revenue
(BP West Coast Products, LLC) 2.60% 12/1/46	$500,000	$516,135
California Pollution Control Financing Authority
Water Furnishing Revenue
5.00% 7/1/30 (AMT)	1,000,000	1,064,420
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric)
Series D 5.875% 1/1/34	1,000,000	1,176,300
Golden State Tobacco Securitization Corporate
Settlement Revenue
5.00% 6/1/45 (AMBAC) (TCRS)	950,000	992,522
(Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	2,000,000	1,698,320
5.75% 6/1/47	3,500,000	3,281,635
M-S-R Energy Authority Gas Revenue
Series A 6.50% 11/1/39	1,000,000	1,409,550
Series C 6.50% 11/1/39	500,000	704,775
		10,843,657
Education Revenue Bonds – 10.13%
California Educational Facilities Authority Revenue
(University of Southern California)
Series A 5.00% 10/1/23	1,000,000	1,288,030
(Woodbury University) 5.00% 1/1/36	1,000,000	1,008,160
California Municipal Finance Authority Educational Revenue
Series A
(American Heritage Education Foundation Project)
5.25% 6/1/36	1,000,000	939,870
(Partnership Uplift Community Project)
5.25% 8/1/42	700,000	716,163
California Municipal Finance Authority Revenue
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,380,130
California School Finance Authority Series A
(Coastal Academy Project) 5.00% 10/1/42	1,200,000	1,205,388
(New Designs Charter School) 5.50% 6/1/42	1,000,000	1,026,170
California State Public Works Board Lease Revenue
(Regents University) Series G 5.00% 12/1/25	1,380,000	1,676,189

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development
Authority Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	$1,000,000	$1,065,660
(California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	1,073,280
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	939,016
(Irvine Campus) 5.375% 5/15/38	1,000,000	1,104,970
		13,423,026
Electric Revenue Bonds – 7.07%
Anaheim Public Financing Authority Electric System
District Facilities
Series A 5.00% 10/1/25	800,000	953,104
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	595,580
Series B 5.00% 11/1/36	250,000	281,940
Series C 5.25% 11/1/31	1,175,000	1,346,750
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	2,000,000	1,980,120
Series TT 5.00% 7/1/26	2,085,000	2,118,589
Southern California Public Power Authority Revenue
(Transmission Project)
Series A 5.00% 7/1/22	1,000,000	1,174,400
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	830,000	920,844
		9,371,327
Healthcare Revenue Bonds – 16.69%
Abag Finance Authority for Nonprofit Corporations
Refunding
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	989,766
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,187,650
Series A 5.00% 8/1/26	300,000	348,759
Series A 5.00% 8/1/27	300,000	346,797
Series A 5.00% 8/1/28	250,000	286,888

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	$855,000	$1,017,031
Series E 5.625% 7/1/25	1,000,000	1,179,930
Series G 5.25% 7/1/23	1,000,000	1,053,590
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	1,000,000	1,094,530
(City of Hope) Series A 5.00% 11/15/35	1,000,000	1,152,380
(Scripps Health Care) Series A
5.00% 11/15/29	825,000	953,741
5.00% 11/15/32	1,000,000	1,142,840
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,186,570
(Stanford Hospital) Series A-2 5.25% 11/15/40	600,000	689,172
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,183,890
California Statewide Communities Development
Authority Revenue
(BE Group) 7.25% 11/15/41	500,000	575,275
(Episcopal Community’s)
5.00% 5/15/27	500,000	568,100
5.00% 5/15/32	600,000	671,082
(Kaiser Permanente)
Series A 5.00% 4/1/19	1,000,000	1,204,959
Series B 5.25% 3/1/45	1,000,000	1,073,950
(Terraces at San Joaquin Garden) 6.00% 10/1/42	1,000,000	1,088,120
(Trinity Health) 5.00% 12/1/41	1,000,000	1,126,320
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	1,034,110
San Buenaventura Community Memorial Health Systems
7.50% 12/1/41	785,000	959,898
		22,115,348
Housing Revenue Bonds – 3.12%
California Municipal Finance Authority Mobile Home
Park Revenue (Caritas Projects)
Series A 6.40% 8/15/45	995,000	1,101,087
• California Statewide Communities Development Multifamily
Housing Authority Revenue (Silver Ridge Apartments)
Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,002,720

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Independent Cities Finance Authority Mobile Home
Park Revenue (Sahar Mobile Home Park)
Series A 5.00% 6/15/47	$1,000,000	$1,024,210
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,000,910
		4,128,927
Lease Revenue Bonds – 6.28%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,119,870
California State Public Works Board Lease Revenue
(California State Prisons Los Angeles)
Series C 5.00% 10/1/26	1,000,000	1,153,320
(General Services) Series A 6.25% 4/1/34	1,000,000	1,208,760
Elsinore Valley Municipal Water District
Certificates of Participation
Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,166,580
San Diego Public Facilities Financing Authority Lease
Revenue (Master Project) Series A 5.25% 3/1/40	1,000,000	1,120,630
San Mateo Joint Powers Financing Authority Lease Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,172,400
Ventura County Public Financing Authority Lease Revenue
Series A 5.00% 11/1/33	1,200,000	1,375,764
		8,317,324
Local General Obligation Bonds – 6.16%
^ Anaheim School District Election 2002
4.58% 8/1/25 (NATL-RE)	1,000,000	601,600
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	959,792
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,152,020
Grossmont Union High School District Election
2004 5.00% 8/1/33	1,000,000	1,104,430
Long Beach Unified School District Refinancing
5.00% 8/1/29	1,000,000	1,186,130
Pittsburg Unified School District Financing Authority
Revenue (Pittsburg Unified School District Building
Program) 5.50% 9/1/46 (AGM)	800,000	922,768

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	$1,000,000	$1,171,220
Sierra Joint Community College District #2
(Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,071,880
		8,169,840
§Pre-Refunded Bonds – 2.46%
California Statewide Communities Development Authority
Revenue (Viewpoint School Project)
5.75% 10/1/33-14 (ACA)	1,000,000	1,085,630
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects)
Series A 5.00% 8/1/28-13 (RADIAN)	60,000	61,237
Fairfield-Suisun Unified School District Election 2002
5.50% 8/1/28-14 (NATL-RE)	500,000	537,015
Golden State Tobacco Securitization Corporation
Settlement Revenue (Asset-Backed Senior Notes)
Series B 5.625% 6/1/33-13	1,000,000	1,014,090
Grossmont Union High School District Election 2004
5.00% 8/1/23-15 (NATL-RE)	500,000	556,310
		3,254,282
Resource Recovery Revenue Bond – 0.84%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center)
Series A 6.00% 9/1/36	1,000,000	1,117,550
		1,117,550
Special Tax Revenue Bonds – 13.70%
Bonita Canyon Public Facilities Financing Authority Revenue
(Community Facilities District #98-1) 5.00% 9/1/28	800,000	827,832
California Statewide Communities Development Authority
Revenue (Inland Regional Center Project)
5.375% 12/1/37	1,350,000	1,439,248
Commerce Joint Powers Financing Authority Revenue
Un-Refunded Balance (Redevelopment Project)
Series A 5.00% 8/1/28 (RADIAN)	940,000	942,999
Fremont Community Facilities District #1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	1,008,970

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)
5.50% 12/1/24	$1,000,000	$1,055,190
Lammersville School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	500,000	504,225
Lancaster Redevelopment Agency Tax Allocation Revenue
(Combined Redevelopment Project Areas)
6.875% 8/1/39	500,000	575,645
@ Modesto Special Tax Community Facilities District #4-1
(Village 2) 5.15% 9/1/36	1,000,000	1,008,600
Poway Redevelopment Agency Tax Allocation Revenue
5.75% 6/15/33 (NATL-RE)	270,000	270,281
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate Series A
5.25% 8/1/27	1,000,000	1,082,300
5.50% 8/1/37	835,000	893,141
Ω(Convertible Capital Appreciation) 6.75% 8/1/32	660,000	699,607
Rancho Santa Fe Community Services District
Financing Authority Revenue Superior Lien
Series A 5.75% 9/1/30	800,000	923,824
Riverside County Redevelopment Agency Tax Allocation
Housing Series A 6.00% 10/1/39	1,000,000	1,102,610
Roseville Westpark Special Tax Public Community
Facilities District #1 5.25% 9/1/37	500,000	504,615
San Bernardino County Special Tax Community Facilities
District #2002-1 5.90% 9/1/33	2,000,000	2,032,339
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,075,930
San Mateo Special Tax Revenue
(Community Facilities District #2008-1) 6.00% 9/1/42	800,000	879,008
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.00% 10/1/29	715,000	785,685
Yucaipa Special Tax Refunding Community Facilities
District #98-1 (Chapman Heights) 5.375% 9/1/30	500,000	548,790
		18,160,839

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
State & Territory General Obligation Bonds – 13.27%
California State Economic Recovery Refunding
Series A 5.00% 7/1/19	$1,000,000	$1,235,830
California State Refunding
5.00% 2/1/20	2,000,000	2,456,559
5.00% 2/1/31	2,050,000	2,387,225
California State Various Purposes
5.00% 9/1/22	1,000,000	1,254,460
5.00% 9/1/41	750,000	841,838
5.00% 10/1/41	225,000	252,779
5.25% 3/1/30	1,000,000	1,181,770
5.25% 4/1/35	2,000,000	2,351,360
5.25% 11/1/40	1,000,000	1,175,280
5.50% 4/1/18	1,000,000	1,222,170
6.00% 3/1/33	1,000,000	1,242,250
6.00% 4/1/38	515,000	622,558
Puerto Rico Commonwealth Public Improvement Series A
5.50% 7/1/39	500,000	512,995
5.75% 7/1/41	800,000	842,968
		17,580,042
Transportation Revenue Bonds – 6.29%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area)
5.00% 4/1/26	1,000,000	1,214,860
Series F-1 5.25% 4/1/27	800,000	972,352
Los Angeles Department of Airports Subordinate
(Los Angeles International)
Series B 5.00% 5/15/33	1,690,000	1,909,463
San Diego County Regional Airport Authority (Senior)
Series B 5.00% 7/1/28 (AMT)	500,000	581,800
San Diego Redevelopment Agency
(Centre City Redevelopment Project)
Series A 6.40% 9/1/25	1,000,000	1,001,650
San Francisco City & County Airports Community
(San Francisco International Airport)
Series D 5.00% 5/1/24 (AMT)	790,000	955,837
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,697,940
		8,333,902

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 3.28%
California State Department of Water Resources
Systems Revenue (Central Valley Project)
Series AG 5.00% 12/1/28	$815,000	$985,718
San Diego Public Facilities Financing Authority Water
Revenue Series A 5.00% 8/1/29	1,000,000	1,204,560
San Francisco City & County Public Utilities Commission
Water & Sewer Improvement Revenue
Series A 5.00% 11/1/32	1,015,000	1,207,840
San Francisco City & County Public Utilities Commission
Water Revenue Series B 5.00% 11/1/26	800,000	954,984
		4,353,102
Total Municipal Bonds (cost $118,896,080)		129,169,166

	Number of shares
Short-Term Investments – 2.37%
Money Market Instruments – 0.26%
Federated California Municipal Cash Trust	345,985	345,985
		345,985

	Principal amount
¤Variable Rate Demand Notes – 2.11%
Abag Finance Authority for Nonprofit Corporations (Jewish
Home) 0.05% 11/15/35 (LOC-Wells Fargo Bank N.A.)	$1,500,000	1,500,000
California State Pollution Control Financing Authority
Daily Revenue (Pacific Gas & Electric)
Series F 0.08% 11/1/26
(LOC-JP Morgan Chase Bank N.A.)	1,300,000	1,300,000
		2,800,000
Total Short-Term Investments (cost $3,145,985)		3,145,985

Total Value of Securities – 99.84%
(cost $122,042,065)		132,315,151
Receivables and Other Assets
Net of Liabilities – 0.16%		214,451
Net Assets Applicable to 10,683,798
Shares Outstanding – 100.00%		$132,529,602

Statements of net assets
Delaware Tax-Free California Fund

Net Asset Value – Delaware Tax-Free California Fund
Class A ($109,919,900 / 8,863,802 Shares)	$12.40
Net Asset Value – Delaware Tax-Free California Fund
Class B ($815,786 / 65,510 Shares)	$12.45
Net Asset Value – Delaware Tax-Free California Fund
Class C ($21,793,916 / 1,754,486 Shares)	$12.42

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$121,947,581
Undistributed net investment income	18,752
Accumulated net realized gain on investments	290,183
Net unrealized appreciation of investments	10,273,086
Total net assets	$132,529,602

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At Feb. 28, 2013, the aggregate value of illiquid securities was $1,008,600, which represented 0.76% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$12.40
Sales charge (4.50% of offering price) (B)	0.58
Offering price	$12.98

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
BHAC — Insured by Berkshire Hathaway Assurance Company
FGIC — Insured by Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association Collateral
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
TCRS — Temporary Custodial Receipts

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free Colorado Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.77%
Corporate Revenue Bond – 1.39%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	$2,500,000	$3,502,775
		3,502,775
Education Revenue Bonds – 7.28%
Boulder County Development Revenue
(University Corporation for Atmospheric Research)
5.00% 9/1/35 (AMBAC)	1,000,000	1,019,180
Colorado Educational & Cultural Facilities
Authority Revenue (Charter School Project)
5.00% 7/15/37	1,150,000	1,233,122
5.50% 5/1/36 (SGI)	2,280,000	2,371,565
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (SGI)	1,000,000	1,001,240
(Liberty Common Charter School Project)
5.125% 12/1/33 (SGI)	2,740,000	2,805,157
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	466,142
5.00% 12/1/42	540,000	548,716
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	803,929
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	2,024,562
Colorado School of Mines Revenue
Series B 5.00% 12/1/42	2,500,000	2,875,625
University of Colorado Revenue Series A-2
5.00% 6/1/32	500,000	589,815
5.00% 6/1/33	2,200,000	2,583,416
		18,322,469
Electric Revenue Bonds – 8.01%
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,791,450
Platte River Power Authority Revenue Series HH
5.00% 6/1/27	2,795,000	3,318,420
5.00% 6/1/29	2,355,000	2,796,021
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	3,005,000	2,975,130
Series WW 5.00% 7/1/28	2,400,000	2,430,696
Series WW 5.25% 7/1/33	1,195,000	1,207,380
Series ZZ 5.25% 7/1/26	3,500,000	3,643,500
		20,162,597

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 28.73%
Aspen Valley Hospital District Revenue
5.00% 10/15/30	$1,250,000	$1,390,775
5.00% 10/15/33	600,000	659,364
Aurora Hospital Revenue
(Children’s Hospital Association Project)
Series A 5.00% 12/1/40	1,900,000	2,093,344
Series D 5.00% 12/1/23 (AGM)	2,775,000	3,184,285
Colorado Health Facilities Authority Revenue
•(Adventist Health/Sunbelt) 5.125% 11/15/24	1,375,000	1,547,989
(Boulder Community Hospital Project) 5.00% 10/1/42	2,000,000	2,200,620
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	1,066,350
Series A 5.00% 7/1/39	1,540,000	1,677,137
Series A 5.00% 2/1/41	3,250,000	3,583,580
Series A 5.25% 2/1/33	1,000,000	1,155,720
Series C-1 5.10% 10/1/41 (AGM)	2,000,000	2,180,040
Series D 6.25% 10/1/33	2,000,000	2,421,000
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,596,990
6.375% 1/1/41	1,000,000	1,146,460
Series A 5.75% 1/1/37	1,500,000	1,603,005
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,298,559
(Craig Hospital Project)
4.00% 12/1/42	1,990,000	1,998,696
5.00% 12/1/32	3,500,000	3,994,375
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,085,560
5.00% 12/1/42	2,500,000	2,688,700
Series A 5.25% 6/1/34	2,750,000	2,874,273
(National Jewish Health Project) 5.00% 1/1/27	550,000	595,491
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	1,051,990
(Sisters Leavenworth)
Series A 5.00% 1/1/40	1,000,000	1,090,830
Series B 5.25% 1/1/25	2,500,000	2,910,150
(Total Long-Term Care) Series A
6.00% 11/15/30	2,365,000	2,710,763
6.25% 11/15/40	750,000	843,263
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,080,890

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Delta County Memorial Hospital District Enterprise
Revenue 5.35% 9/1/17	$4,000,000	$4,052,919
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,746,650
Series A 4.75% 12/1/36	1,500,000	1,530,675
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
Auxilio Mutuo Series A 6.00% 7/1/33	2,120,000	2,372,619
University of Colorado Hospital Authority Revenue Series A
5.00% 11/15/37	2,690,000	2,899,712
6.00% 11/15/29	2,460,000	2,966,219
		72,298,993
Housing Revenue Bonds – 2.59%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage)
Series C3 6.15% 10/1/41	1,590,000	1,593,244
(Single Family Mortgage)
Series A 5.50% 11/1/29 (FHA) (VA) (HUD)	1,090,000	1,131,638
(Single Family Program) Series AA
4.50% 5/1/23 (FHLMC)	710,000	800,390
4.50% 11/1/23 (FHLMC)	730,000	822,936
Puerto Rico Housing Finance Authority Subordinated
(Capital Fund Modernization)
5.125% 12/1/27 (HUD)	2,040,000	2,178,169
		6,526,377
Lease Revenue Bonds – 3.82%
Aurora Certificates of Participation Series A
5.00% 12/1/30	2,370,000	2,745,337
Colorado Building Excellent Schools Today Certificates of
Participation Series G 5.00% 3/15/32	2,000,000	2,280,240
Pueblo County Certificates of Participation
(County Judicial Complex Project)
5.00% 9/15/42 (AGM)	2,500,000	2,829,175
Regional Transportation District Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,759,619
		9,614,371

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 11.20%
Commerce City Northern Infrastructure General
Improvement District 5.00% 12/1/32 (AGM)	$500,000	$571,520
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,860,732
(Justice System Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,132,700
Denver City & County School District #1
4.00% 12/1/21	1,000,000	1,180,790
4.00% 12/1/28	2,500,000	2,761,150
Denver International Business Center Metropolitan
District #1 5.00% 12/1/30	350,000	370,612
Douglas County School District #1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,470,936
Grand County School District #2 (East Grand)
5.25% 12/1/25 (AGM)	2,485,000	2,949,720
Gunnison Watershed School District #1J
Series 2009 5.25% 12/1/33	1,400,000	1,633,996
Jefferson County School District #1 5.25% 12/15/24	2,500,000	3,272,299
@ North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	1,414,425
District #2 5.50% 12/15/37	1,200,000	1,211,460
Pueblo County School District #70 5.00% 12/1/31	2,000,000	2,378,060
Rangely Hospital District 6.00% 11/1/26	2,250,000	2,712,848
Weld County School District #4 5.00% 12/1/19 (AGM)	1,085,000	1,274,842
		28,196,090
§Pre-Refunded Bonds – 11.12%
Adams & Arapahoe Counties Joint School District #28J
(Aurora) 6.00% 12/1/28-18	2,500,000	3,210,975
Aspen Sales Tax Revenue (Parks & Open Spaces)
Series B 5.25% 11/1/23-15 (AGM)	2,040,000	2,304,200
Colorado Educational & Cultural Facilities Authority
Revenue (Pinnacle Charter School Project)
5.00% 6/1/33-13 (SGI)	2,170,000	2,196,517
Colorado Health Facilities Authority Revenue
(Adventist Health) 5.125% 11/15/24-16	75,000	87,732
(Evangelical Lutheran) Series A 6.125% 6/1/38-14	5,250,000	5,634,300
Denver City & County Airport Revenue Series B 5.00%
11/15/33-13 (SGI)	1,500,000	1,550,895
Denver West Metropolitan District
5.00% 12/1/33-13 (RADIAN)	1,400,000	1,450,974

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Douglas County School District #1
(Douglas & Elbert Counties)
Series B 5.00% 12/15/24-16	$2,355,000	$2,749,039
Fremont County School District #1 (Canon City)
5.00% 12/1/24-13 (NATL-RE)	1,000,000	1,036,800
Garfield County School District #2
5.00% 12/1/25-16 (AGM)	2,280,000	2,657,978
Garfield Pitkin & Eagle County School District #1
(Roaring Fork) Series A 5.00% 12/15/27-14 (AGM)	1,500,000	1,628,190
La Plata County School District #9 (Durango)
5.125% 11/1/24-13 (NATL-RE)	1,000,000	1,033,490
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	25,000	26,658
Sand Creek Metropolitan District 5.00% 12/1/31-13 (SGI)	135,000	139,810
University of Colorado Enterprise System Revenue Series A
5.00% 6/1/30-16 (AMBAC)	2,000,000	2,267,740
		27,975,298
Special Tax Revenue Bonds – 14.98%
@ Baptist Road Rural Transportation Authority Sales & Use
Tax Revenue 5.00% 12/1/26	1,575,000	1,245,053
Castle Rock Sales & Use Tax Revenue 5.00% 6/1/35	1,750,000	2,039,345
Denver City & County Justice System Facilities
5.00% 8/1/21	1,500,000	1,716,855
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/35 (SGI)	3,495,000	3,650,213
Denver International Business Center Metropolitan
District #1 5.375% 12/1/35	1,750,000	1,861,598
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	1,250,000	1,391,700
5.25% 1/1/36	1,675,000	1,895,497
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	950,000	1,008,463
5.35% 12/1/31	720,000	757,865
Plaza Metropolitan District #1 5.00% 12/1/40	1,265,000	1,314,221

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Corporation
Revenue First Subordinate
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	$1,345,000	$1,425,713
Series A 5.25% 8/1/27	1,100,000	1,190,530
Series A 5.50% 8/1/42	1,500,000	1,598,910
Series A 5.75% 8/1/37	2,620,000	2,835,023
Series A-1 5.00% 8/1/43	1,770,000	1,844,659
Series C 5.00% 8/1/40	2,500,000	2,689,275
Series C 5.00% 8/1/46	3,500,000	3,733,171
Series C 5.50% 8/1/40	1,000,000	1,070,630
Regional Transportation District Sales Tax Revenue
(FasTracks Project) Series A
5.00% 11/1/28 (AMBAC)	2,500,000	2,836,250
5.25% 11/1/18	1,000,000	1,239,870
Sand Creek Metropolitan District 5.00% 12/1/31 (SGI)	365,000	366,956
		37,711,797
State & Territory General Obligation Bond – 1.19%
Puerto Rico Commonwealth Public Improvement
Series A 5.75% 7/1/41	2,850,000	3,003,074
		3,003,074
Transportation Revenue Bonds – 6.84%
Denver City & County Airport Revenue
Series A 5.00% 11/15/25 (NATL-RE) (FGIC)	2,000,000	2,255,000
Series A 5.25% 11/15/36	2,500,000	2,848,600
Series B 5.00% 11/15/27	2,855,000	3,450,096
Series B 5.00% 11/15/30	1,000,000	1,192,030
E-470 Public Highway Authority Series C
5.25% 9/1/25	690,000	768,156
5.375% 9/1/26	2,000,000	2,233,140
Regional Transportation District Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,677,288
6.00% 1/15/41	2,400,000	2,796,528
		17,220,838

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 1.62%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/27	$400,000	$478,332
5.00% 12/1/29 (ASSURED GTY)	250,000	288,213
5.00% 12/1/32	400,000	464,472
Parker Water & Sanitation District Revenue 5.00% 8/1/43	1,500,000	1,721,445
Pueblo Board Waterworks Revenue 5.00% 11/1/21 (AGM)	1,000,000	1,115,080
		4,067,542
Total Municipal Bonds (cost $229,670,297)		248,602,221

	Number of shares
Short-Term Investments – 1.40%
Money Market Mutual Fund – 0.68%
Dreyfus Cash Management Fund	1,728,161	1,728,161
		1,728,161

	Principal amount
¤Variable Rate Demand Notes – 0.72%
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program)
Series D-1 0.11% 7/1/36
(LOC-JPMorgan Chase Bank N.A.)	$1,255,000	1,255,000
Series D-4 0.11% 5/1/38
(LOC-JPMorgan Chase Bank N.A.)	250,000	250,000
Colorado Health Facilities Authority Revenue
(Hospital NCMC Incorporate Project)
Series A 0.10% 5/15/24 (LOC-Wells Fargo Bank N.A.)	300,000	300,000
		1,805,000
Total Short-Term Investments (cost $3,533,161)		3,533,161

Total Value of Securities – 100.17%
(cost $233,203,458)		252,135,382
Liabilities Net of Receivables and
Other Assets – (0.17%)		(427,062)
Net Assets Applicable to 21,541,269
Shares Outstanding – 100.00%		$251,708,320

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($235,109,998 / 20,124,321 Shares)	$11.68
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($59,618 / 5,098 Shares)	$11.69
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($16,538,704 / 1,411,850 Shares)	$11.71

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$233,257,877
Undistributed net investment income	369,057
Accumulated net realized loss on investments	(850,538)
Net unrealized appreciation of investments	18,931,924
Total net assets	$251,708,320

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
@	Illiquid security. At Feb. 28, 2013, the aggregate value of illiquid securities was $3,870,938, which represented 1.54% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§

Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. Note 8 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Statements of net assets
Delaware Tax-Free Colorado Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$11.68
Sales charge (4.50% of offering price) (B)	0.55
Offering price	$12.23

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation collateral
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

Delaware Tax-Free Idaho Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 99.90%
Corporate Revenue Bonds – 5.80%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	$5,035,000	$5,035,353
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,003,700
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,477,747
		9,516,800
Education Revenue Bonds – 7.59%
Boise State University (General Project) Series A
4.00% 4/1/37	1,250,000	1,316,713
5.00% 4/1/42	1,350,000	1,546,655
(General Refunding) Series A
4.25% 4/1/32 (NATL-RE)	750,000	787,395
5.00% 4/1/39	1,000,000	1,109,690
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,105,660
Idaho State University Revenue 5.00% 4/1/20 (AGM)	205,000	205,875
University of Idaho (General Refunding)
•Series 2011 5.25% 4/1/41	1,940,000	2,301,712
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,251,695
•Series B 4.25% 4/1/41 (AGM)	1,000,000	1,136,000
Series B 5.00% 4/1/28	1,000,000	1,143,700
Series B 5.00% 4/1/32	500,000	562,930
		12,468,025
Electric Revenue Bonds – 5.07%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,139,270
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	1,755,000	1,737,555
Series TT 5.00% 7/1/32	3,170,000	3,163,945
Series TT 5.00% 7/1/37	210,000	208,961
Series ZZ 5.25% 7/1/26	2,000,000	2,082,000
		8,331,731

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 7.95%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A
4.50% 3/1/47	$1,500,000	$1,557,990
5.00% 3/1/47	1,500,000	1,638,015
6.50% 11/1/23	250,000	298,068
6.75% 11/1/37	1,250,000	1,478,188
(St. Luke’s Regional Medical Center Project)
5.00% 7/1/35 (AGM)	2,500,000	2,779,300
(Trinity Health Center Group)
Series B 6.125% 12/1/28	1,100,000	1,326,259
Series D 4.50% 12/1/37	1,355,000	1,473,657
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	2,512,514
		13,063,991
Housing Revenue Bonds – 2.75%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	1,069,575
Series B Class I 5.00% 7/1/37 (AMT)	435,000	443,713
Series C Class II 4.95% 7/1/31	995,000	1,086,421
Series I-1 Class I 5.45% 1/1/39 (AMT)	825,000	853,578
Puerto Rico Housing Finance Authority Subordinated-
Capital Fund Modernization 5.125% 12/1/27 (HUD)	1,000,000	1,067,730
		4,521,017
Lease Revenue Bonds – 6.41%
Idaho Bond Bank Authority Revenue Series D
4.00% 9/15/29	1,980,000	2,164,793
Idaho Housing & Finance Association Revenue
(TDF Facilities PJ-Recovery Zone) Series A
6.50% 2/1/26	1,370,000	1,571,541
7.00% 2/1/36	1,500,000	1,700,535
Idaho State Building Authority Revenue
5.00% 9/1/40	1,250,000	1,451,550
(Capitol Mall Parking Project) Series A
4.50% 9/1/25	455,000	533,497
4.50% 9/1/26	485,000	563,061
4.50% 9/1/27	505,000	582,290
(Eastern Idaho Technical College Project) Series B
5.00% 9/1/25	740,000	918,584

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Puerto Rico Public Buildings Authority Revenue
(Government Facilities) Series U 5.25% 7/1/42	$1,035,000	$1,036,822
		10,522,673
Local General Obligation Bonds – 19.85%
Ada & Canyon Counties Joint School District #2 Meridian
(School Board Guaranteed Program)
4.50% 7/30/22	1,500,000	1,774,695
4.75% 2/15/20	1,000,000	1,080,000
5.50% 7/30/16	1,305,000	1,516,397
Bannock County School District #25 Pocatello/Chubbuck
(School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,110,200
5.00% 8/15/16	1,100,000	1,175,724
Boise City Independent School District
5.00% 8/1/24 (AGM)	1,500,000	1,727,970
Bonneville Joint School District #93
(School Board Guaranteed Program)
5.00% 9/15/30	1,515,000	1,845,679
5.00% 9/15/31	870,000	1,053,292
Canyon County School District #131 Nampa
(School Board Guaranteed Program)
Series B 5.00% 8/15/23	1,295,000	1,631,571
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,195,460
Series A 5.00% 9/15/22 (AGM)	1,725,000	2,015,939
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,115,275
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/28	1,250,000	1,443,700
Series A 5.00% 9/15/31	1,025,000	1,222,630
Series A 5.00% 9/15/33	1,125,000	1,327,995
Series A 5.25% 9/15/26	2,000,000	2,356,999
Series C 4.00% 9/15/29	1,320,000	1,451,868
Kootenai County School District #271 Coeur d’Alene
Series B 4.00% 9/15/25	650,000	742,853

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Teton County School District #401
5.00% 9/15/19	$1,090,000	$1,343,251
5.00% 9/15/20	870,000	1,085,029
Twin Falls County School District #413 Filer
(School Board Guaranteed Program) 5.25% 9/15/25	2,000,000	2,380,979
		32,597,506
§Pre-Refunded Bonds – 8.21%
Ada & Canyon Counties Joint School District #3 Kuna
(School Board Guaranteed Program) 4.75% 8/15/22-14	600,000	639,684
Boise State University Revenue (General Refunding)
Series A 5.00% 4/1/18-14 (NATL-RE) (FGIC)	1,500,000	1,577,880
Idaho State Building Authority Revenue Series A
5.00% 9/1/33-13 (SGI)	1,000,000	1,024,620
5.00% 9/1/43-13 (SGI)	5,750,000	5,891,565
Idaho State University Revenue 5.00% 4/1/23-13 (AGM)	1,565,000	1,571,964
Nampa City Series B 5.00% 8/1/21-15 (NATL-RE) (FGIC)	2,475,000	2,754,378
Puerto Rico Sales Tax Financing Revenue First Subordinate
Series A 5.50% 8/1/28-19	15,000	19,204
		13,479,295
Special Tax Revenue Bonds – 24.40%
Coeur d’Alene Local Improvement District #6
6.10% 7/1/14	45,000	45,637
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	545,000	606,781
5.25% 1/1/36	705,000	797,806
Idaho Bond Bank Authority Revenue Series B
5.00% 9/15/30 (NATL-RE)	725,000	815,437
Idaho Water Resource Board (Ground Water Rights
Mitigation) Series A 5.00% 9/1/32	3,565,000	3,917,150
Ketchum Urban Renewal Agency 5.50% 10/15/34	1,500,000	1,631,715
Nampa Development Revenue 5.90% 3/1/30	3,000,000	3,256,620
Puerto Rico Sales Tax Financing Revenue First Subordinate
^(Capital Appreciation) Series A 5.03% 8/1/44 (NATL-RE)	5,125,000	892,519
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	735,000	779,107
Series A 5.00% 8/1/26	1,300,000	1,403,935
Series A 5.25% 8/1/27	3,000,000	3,246,900

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
First Subordinate (continued)
Series A 5.50% 8/1/40	$1,960,000	$2,098,435
Series A 5.50% 8/1/42	3,500,000	3,730,790
Series A 5.75% 8/1/37	2,660,000	2,878,306
Series A-1 5.00% 8/1/43	1,060,000	1,104,711
Series C 5.00% 8/1/22	525,000	629,213
Series C 5.00% 8/1/40	5,045,000	5,426,956
Series C 5.25% 8/1/40	295,000	322,580
(Un-Refunded) Series A 5.50% 8/1/28	2,450,000	2,686,131
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.00% 10/1/29	2,220,000	2,439,469
5.25% 10/1/20	500,000	527,790
5.25% 10/1/24	800,000	843,424
		40,081,412
State & Territory General Obligation Bond – 2.47%
Puerto Rico Commonwealth Public Improvement
Series A 5.75% 7/1/41	3,850,000	4,056,784
		4,056,784
Transportation Revenue Bonds – 7.40%
Boise Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,249,370
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,253,500
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,329,439
Idaho Housing & Finance Association Grant Revenue
(Anticipated Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,240,120
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,257,513
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,771,485
Puerto Rico Highway & Transportation Authority Revenue
Un-Refunded Series W 5.50% 7/1/15	55,000	58,278
		12,159,705

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 2.00%
Idaho Bond Bank Authority Revenue
Series C 5.375% 9/15/38	$1,000,000	$1,168,860
Puerto Rico Commonwealth Aqueduct &
Sewer Authority Revenue (Senior Lien) Series A
5.125% 7/1/37	1,500,000	1,465,424
5.25% 7/1/42	265,000	261,195
6.00% 7/1/47	365,000	381,823
		3,277,302
Total Municipal Bonds (cost $153,336,949)		164,076,241

	Number of shares
Short-Term Investment – 0.53%
Money Market Mutual Fund – 0.53%
Dreyfus Cash Management Fund	871,141	871,141
Total Short-Term Investment (cost $871,141)		871,141

Total Value of Securities – 100.43%
(cost $154,208,090)		164,947,382
Liabilities Net of Receivables
and Other Assets – (0.43%)		(710,684)
Net Assets Applicable to 13,519,209
Shares Outstanding – 100.00%		$164,236,698

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($120,824,284 / 9,943,673 Shares)		$12.15
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($413,542 / 34,094 Shares)		$12.13
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($42,998,872 / 3,541,442 Shares)		$12.14

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$154,464,629
Distributions in excess of net investment income	(16,644)
Accumulated net realized loss on investments	(950,579)
Net unrealized appreciation of investments	10,739,292
Total net assets	$164,236,698

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)	$12.15
Sales charge (4.50% of offering price) (B)	0.57
Offering price	$12.72

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
HUD — Housing and Urban Development Section 8
NATL-RE — Insured by National Public Finance Guarantee Corporation
SGI — Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free New York Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 99.24%
Corporate Revenue Bonds – 6.69%
Jefferson County Industrial Development Agency Solid
Waste Disposal (International Paper)
Series A 5.20% 12/1/20 (AMT)	$350,000	$359,156
Nassau County Tobacco Settlement Revenue (Asset-Backed)
Series A-3 5.125% 6/1/46	600,000	510,300
• New York City Industrial Development
Agency Special Facilities Revenue
(American Airlines-JFK International Airport)
7.75% 8/1/31 (AMT)	250,000	284,650
New York Liberty Development Revenue
(Second Priority-Bank of America Tower)
5.625% 7/15/47	500,000	576,500
6.375% 7/15/49	1,265,000	1,507,779
Niagara Area Development Revenue
(Covanta Energy Project) Series B 4.00% 11/1/24	1,060,000	1,105,877
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	252,615
Suffolk Tobacco Asset Securitization Series B 5.25% 6/1/37	700,000	755,020
TSASC Revenue (Asset-Backed) Series 1
5.00% 6/1/34	500,000	453,710
5.125% 6/1/42	1,000,000	872,510
		6,678,117
Education Revenue Bonds – 22.22%
Albany Industrial Development Agency Civic Facilities
Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	250,998
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	640,133
(Medaille College Project) 5.25% 4/1/35	500,000	517,850
Dutchess County Local Development
(Marist College Project) Series A 5.00% 7/1/19	760,000	902,363
Hempstead Town Local Development Revenue
(Molloy College Project) 5.75% 7/1/23	400,000	476,952
Madison County Capital Resource Revenue
(Colgate University Project) Series A
5.00% 7/1/24	445,000	557,803
5.00% 7/1/28	400,000	466,244

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.25% 10/1/31	$500,000	$562,650
5.50% 10/1/41	500,000	556,945
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	563,995
New York State Dormitory Authority Revenue
(Brooklyn Law School) 5.75% 7/1/33	340,000	390,337
(Cornell University) Series A
4.75% 7/1/29	100,000	116,566
5.00% 7/1/32	265,000	311,799
5.00% 7/1/34	170,000	197,186
(Culinary Institute of America)
5.00% 7/1/28	1,000,000	1,133,519
5.00% 7/1/34	290,000	320,862
(Fordham University)
4.00% 7/1/28	300,000	323,385
4.00% 7/1/29	275,000	294,586
4.00% 7/1/30	400,000	426,148
(Manhattan Marymount) 5.00% 7/1/24	350,000	382,526
(Mt. Sinai School of Medicine)
5.00% 7/1/19	500,000	592,345
5.125% 7/1/39	500,000	551,355
(New York University) Series A 5.25% 7/1/34	500,000	593,370
(Pace University) Series A 4.00% 5/1/33	1,000,000	995,840
(Rochester Institute of Technology) 4.00% 7/1/26	1,000,000	1,111,479
(Rockefeller University) Series A 5.00% 7/1/27	250,000	298,813
(Skidmore College) Series A 5.00% 7/1/21	325,000	394,410
(St. Joseph’s College) 5.25% 7/1/25	500,000	537,965
(Teachers College) 5.50% 3/1/39	250,000	281,858
(University of Rochester)
Series A 5.125% 7/1/39	250,000	287,008
Series A-2 4.375% 7/1/20	225,000	243,619
(Yeshiva University) Series A 5.00% 11/1/40	1,000,000	1,115,699
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	548,985
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project)
Series B 5.00% 12/1/19	350,000	425,859

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Lawrence County Industrial Development Agency
Civic Facility Revenue
(St. Lawrence University)
3.25% 7/1/16	$600,000	$639,450
5.00% 7/1/26	1,000,000	1,210,569
Series A 5.00% 10/1/16	500,000	565,835
Suffolk County Industrial Development Agency Civic Facility
Revenue (New York Institute of Technology Project)
5.00% 3/1/26	600,000	618,504
Troy Industrial Development Authority Civic Facility Revenue
(Rensselaer Polytechnic)
Series B 5.00% 9/1/18	165,000	196,721
Series E 5.20% 4/1/37	500,000	560,710
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence)
Series A 6.25% 10/15/40	600,000	634,578
Yonkers Industrial Development Agency Civic Facility
Revenue (Sarah Lawrence College Project)
Series A 6.00% 6/1/29	325,000	372,353
		22,170,172
Electric Revenue Bonds – 3.90%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/37	500,000	566,050
Series A 5.75% 4/1/39	350,000	418,593
Series B 5.75% 4/1/33	250,000	298,995
New York State Power Authority Series A 5.00% 11/15/38	500,000	578,025
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	1,000,000	990,060
Series WW 5.00% 7/1/28	190,000	192,430
Series ZZ 5.25% 7/1/18	300,000	329,964
Series ZZ 5.25% 7/1/26	500,000	520,500
		3,894,617
Healthcare Revenue Bonds – 16.05%
Albany Industrial Development Agency Civic Facility
Revenue (St. Peter’s Hospital Project)
Series A 5.25% 11/15/32	800,000	874,304
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	505,815

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroe County Industrial Development Insured Mortgage
Revenue
(Rochester General Hospital) Series A
5.00% 12/1/27	$330,000	$387,140
5.00% 12/1/28	655,000	758,176
(University Hospital of Rochester Project)
5.50% 8/15/40 (FHA)	585,000	675,587
New York City Health & Hospital Revenue
(Health System) Series A
5.00% 2/15/19	1,000,000	1,202,119
5.00% 2/15/30	500,000	563,590
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group)
5.00% 7/1/27	400,000	409,128
(Chapel Oaks) 5.45% 7/1/26 (LOC-Allied Irish Bank)	450,000	451,125
New York Dormitory Authority Revenue
Non-State Supported Debt
(Memorial Sloan-Kettering)
5.00% 7/1/35	225,000	249,055
Series 1 4.375% 7/1/34	1,100,000	1,203,245
Series 1 5.00% 7/1/23	600,000	738,906
Subordinate Series A2 5.00% 7/1/26	500,000	579,415
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	684,252
(North Shore Long Island Jewish Group) Series A
5.00% 5/1/41	500,000	562,925
5.50% 5/1/37	500,000	571,020
(Orange Regional Medical Center)
6.125% 12/1/29	540,000	602,721
6.25% 12/1/37	250,000	276,695
Onondaga Civic Development
(St. Joseph’s Hospital Health Center)
4.50% 7/1/32	385,000	381,054
5.00% 7/1/42	750,000	771,383
Orange County Funding 6.50% 1/1/46	500,000	500,665
Saratoga County Capital Resource
(Saratoga Hospital Project) Series A 5.00% 12/1/26	1,000,000	1,188,570
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	1,000,000	1,148,580
(Peconic Landing Southland) 6.00% 12/1/40	650,000	724,230
		16,009,700

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 1.28%
New York City Housing Development Multifamily Housing
Revenue Series G-1 4.875% 11/1/39 (AMT)	$250,000	$257,955
New York Housing Finance Agency (Affordable Housing)
Series E 1.10% 11/1/16 (SONYMA)	500,000	500,735
New York Mortgage Agency Revenue 44th
Series 4.35% 10/1/24 (AMT)	485,000	516,860
		1,275,550
Lease Revenue Bonds – 11.11%
Battery Park City Authority Revenue
Series A 5.00% 11/1/26	250,000	257,380
Erie County Industrial Development Agency School Facility
Revenue (Buffalo City School District)
Series A 5.25% 5/1/25	500,000	595,190
Hudson Yards Infrastructure Revenue Series A
5.00% 2/15/47	500,000	535,600
5.25% 2/15/47	600,000	681,888
5.75% 2/15/47	1,000,000	1,192,110
New York City Industrial Development Agency
(New York Stock Exchange Project)
Series A 5.00% 5/1/18	350,000	413,928
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,500,000	1,597,815
New York Liberty Development (World Trade Center Project)
5.00% 11/15/31	500,000	572,650
5.00% 3/15/44	600,000	649,662
5.75% 11/15/51	1,055,000	1,252,380
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)
Series A 5.00% 7/1/37	500,000	580,260
Puerto Rico Public Finance (Commonwealth Appropriation)
Series B 5.50% 8/1/31	870,000	885,799
Tobacco Settlement Financing Authority Revenue
(Asset-Backed)
Series A 5.00% 6/1/18	500,000	597,800
Series B-1C 5.50% 6/1/20	200,000	202,664
Series B-1C 5.50% 6/1/21	500,000	506,830
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	564,110
		11,086,066

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 6.57%
New York City
Series A 5.00% 10/1/27	$500,000	$599,965
Series B 5.00% 8/1/27	1,000,000	1,197,420
Series C-1 5.00% 10/1/19	500,000	592,525
Series D 5.00% 11/1/34	90,000	95,922
Series D-1 5.00% 10/1/36	1,000,000	1,150,870
Series I-1 5.375% 4/1/36	500,000	594,520
New York State Dormitory Authority
Revenue Non-State Supported Debt
(School Districts-Financing Program) Series A
5.00% 10/1/23	500,000	594,180
5.00% 10/1/25 (AGM)	500,000	581,615
Ramapo Local Development 5.00% 3/15/28	1,000,000	1,147,580
		6,554,597
§Pre-Refunded Bonds – 1.61%
New York City Series D 5.00% 11/1/34-14	35,000	37,782
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23-13	500,000	508,165
(Winthrop South Nassau Hospital)
Series B 5.50% 7/1/23-13	500,000	509,160
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series Y 5.50% 7/1/36-16	475,000	554,382
		1,609,489
Special Tax Revenue Bonds – 14.17%
Brooklyn Arena Local Development (Barclays Center Project)
6.25% 7/15/40	500,000	600,670
6.375% 7/15/43	500,000	601,085
6.50% 7/15/30	500,000	615,380
Guam Government Business Privilege Tax Revenue Series A
5.125% 1/1/42	185,000	205,972
5.25% 1/1/36	240,000	271,594
Metropolitan Transportation Authority Revenue
Series B 5.00% 11/15/34	500,000	566,715
New York City Industrial Development Agency
(YMCA of Greater New York Project) 5.00% 8/1/36	1,000,000	1,045,530

Statements of net assets
Delaware Tax-Free New York Fund

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
	New York City Transitional Finance Authority Revenue
	(Building Aid)
	Series S-1 5.00% 7/15/21	$750,000	$937,958
	Series S-1A 5.25% 7/15/37	1,000,000	1,161,979
	(Future Tax Secured)
	Fiscal 2011 5.00% 2/1/26	250,000	298,723
	Fiscal 2011 5.25% 2/1/29	500,000	600,080
	Series B 5.00% 11/1/18	500,000	587,785
	Series C 5.25% 11/1/25	500,000	606,040
	New York City Trust for Cultural Resources Revenue
	(Museum Modern Art) Series A1 5.00% 4/1/31	530,000	621,520
	New York Dormitory Authority General Purpose
	Series A 5.00% 12/15/29	750,000	908,018
	Series C 5.00% 3/15/34	770,000	889,188
	Series E 4.00% 2/15/19	820,000	950,478
	New York Dormitory Authority State Supported Debt
	Revenue (Consolidated Services Contract)
	5.00% 7/1/17 (AGM)	500,000	584,760
	New York Sales Tax Asset Receivables
	Series A
	5.25% 10/15/27 (AMBAC)	500,000	538,225
	Puerto Rico Sales Tax Financing Revenue First Subordinate
	Series A
	5.25% 8/1/30	1,000,000	1,074,610
Ω	(Convertible Capital Appreciation) 6.75% 8/1/32	185,000	196,102
	Virgin Islands Public Finance Authority Revenue
	(Matching Fund Loan Note-Senior Lien)
	Series A 5.00% 10/1/29	250,000	274,715
			14,137,127
State & Territory General Obligation Bonds – 2.58%
	New York City Series E 5.00% 8/1/28	125,000	144,908
	New York State Series A 5.00% 3/1/38	500,000	575,835
	Puerto Rico Commonwealth Government Development
	Bank Refunding Remarketed
	4.75% 12/1/15 (NATL-RE)	230,000	233,450
	Puerto Rico Commonwealth Public Improvement Series A
	5.50% 7/1/19 (NATL-RE) (IBC)	520,000	570,144
	5.75% 7/1/41	1,000,000	1,053,709
			2,578,046

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 9.36%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	$200,000	$254,822
Series A 5.00% 11/15/41	500,000	558,470
Series C 5.00% 11/15/32	500,000	576,640
Series C 5.00% 11/15/41	200,000	224,778
Series D 5.00% 11/15/32	500,000	576,640
Series D 5.25% 11/15/27	500,000	587,775
Series E 4.00% 11/15/38	535,000	549,825
Series E 5.00% 11/15/22	1,000,000	1,229,020
Series F 5.00% 11/15/15	150,000	167,946
New York State Thruway Authority General Revenue Series I
5.00% 1/1/32	700,000	810,642
Port Authority New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	282,688
(JFK International Air Terminal)
6.00% 12/1/42	700,000	831,558
6.50% 12/1/28	550,000	609,191
Triborough Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/30	500,000	597,355
Series B 5.00% 11/15/20	1,000,000	1,245,699
Series C 5.00% 11/15/24	200,000	239,730
		9,342,779
Water & Sewer Revenue Bonds – 3.70%
New York City Municipal Water Finance Authority
Water & Sewer System Revenue
(Second General Resolution)
Series A 5.75% 6/15/40	200,000	238,946
Series BB 5.25% 6/15/44	500,000	576,575
Series FF 5.50% 6/15/40	250,000	296,433
Series HH 5.00% 6/15/32	500,000	582,330
New York State Environmental Facilities Revenue
Clean Water & Drinking Revolving Funds
5.00% 6/15/30	500,000	595,395
5.00% 6/15/31	550,000	651,756
Series E 5.00% 5/15/20	600,000	750,227
		3,691,662
Total Municipal Bonds (cost $92,415,509)		99,027,922

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Short-Term Investments – 0.95%
¤Variable Rate Demand Notes – 0.95%
City of New York Various Subordinate Series A-7
0.11% 8/1/21 (LOC-JPMorgan Chase Bank, N.A.)	$300,000	$300,000
New York City Adjusted Series G-4
0.10% 4/1/42 (LOC-PNC Bank, N.A.)	650,000	650,000
Total Short-Term Investments (cost $950,000)		950,000

Total Value of Securities – 100.19%
(cost $93,365,509)		99,977,922
Liabilities Net of Receivables
and Other Assets – (0.19%)		(190,840)
Net Assets Applicable to 8,490,893
Shares Outstanding – 100.00%		$99,787,082

Net Asset Value – Delaware Tax-Free New York Fund
Class A ($74,898,509 / 6,369,313 Shares)		$11.76
Net Asset Value – Delaware Tax-Free New York Fund
Class B ($204,376 / 17,417 Shares)		$11.73
Net Asset Value – Delaware Tax-Free New York Fund
Class C ($24,684,197 / 2,104,163 Shares)		$11.73

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$92,828,951
Distributions in excess of net investment income		(652)
Accumulated net realized gain on investments		346,370
Net unrealized appreciation of investments		6,612,413
Total net assets		$99,787,082

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$11.76
Sales charge (4.50% of offering price) (B)	0.55
Offering price	$12.31

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FHA — Federal Housing Administration
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
SONYMA — Insured by State of New York Mortgage Agency

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six Months Ended February 28, 2013 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$2,507,050	$2,776,282	$5,447,440

Expenses:
Management fees	270,443	344,952	675,857
Distribution expenses – Class A	125,909	130,130	287,996
Distribution expenses – Class B	1,034	4,164	533
Distribution expenses – Class C	35,994	101,170	75,896
Dividend disbursing and transfer agent
fees and expenses	31,962	37,456	77,112
Accounting and administration expenses	21,003	24,354	47,717
Audit and tax	7,324	8,057	9,459
Registration fees	6,383	5,969	4,432
Reports and statements to shareholders	6,212	5,791	10,496
Pricing fees	4,216	6,058	6,194
Legal fees	4,132	4,948	9,478
Trustees’ fees	2,639	3,021	5,738
Insurance fees	1,015	895	2,243
Dues and services	967	690	1,219
Custodian fees	907	1,663	2,931
Consulting fees	581	683	1,337
Trustees’ expenses	256	289	507
	520,977	680,290	1,219,145
Less fees waived	(38,680)	(87,461)	(129,158)
Less expense paid indirectly	(27)	(20)	(61)
Total operating expenses	482,270	592,809	1,089,926
Net Investment Income	2,024,780	2,183,473	4,357,514

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	444,426	641,535	794,645
Net change in unrealized appreciation
(depreciation) of investments	(300,330)	1,261,232	122,100
Net Realized and Unrealized Gain	144,096	1,902,767	916,745

Net Increase in Net Assets
Resulting from Operations	$2,168,876	$4,086,240	$5,274,259

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$3,553,141	$1,724,006

Expenses:
Management fees	442,184	234,356
Distribution expenses – Class A	149,020	78,192
Distribution expenses – Class B	2,422	1,082
Distribution expenses – Class C	205,152	109,893
Dividend disbursing and transfer agent
fees and expenses	51,415	27,766
Accounting and administration expenses	31,219	16,545
Audit and tax	8,683	6,478
Reports and statements to shareholders	7,292	3,171
Legal fees	5,714	3,404
Pricing fees	5,390	7,412
Registration fees	5,369	7,852
Trustees’ fees	3,818	2,106
Custodian fees	1,547	1,041
Insurance fees	1,391	576
Consulting fees	873	444
Dues and services	764	680
Trustees’ expenses	330	166
	922,583	501,164
Less fees waived	(59,187)	(78,055)
Less expense paid indirectly	(42)	(15)
Total operating expenses	863,354	423,094
Net Investment Income	2,689,787	1,300,912

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	195,197	334,777
Net change in unrealized appreciation
(depreciation) of investments	(1,401,000)	313,645
Net Realized and Unrealized Gain (Loss)	(1,205,803)	648,422

Net Increase in Net Assets
Resulting from Operations	$1,483,984	$1,949,334

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,024,780	$4,096,738
Net realized gain	444,426	1,052,973
Net change in unrealized appreciation (depreciation)	(300,330)	5,070,394
Net increase in net assets resulting from operations	2,168,876	10,220,105

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,908,947)	(3,838,812)
Class B	(3,143)	(15,982)
Class C	(109,451)	(216,639)

Net realized gain:
Class A	(976,137)	(25,133)
Class B	(2,084)	(172)
Class C	(69,528)	(1,765)
	(3,069,290)	(4,098,503)
Capital Share Transactions:
Proceeds from shares sold:
Class A	4,624,453	5,094,394
Class C	770,383	840,858

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,285,100	2,768,726
Class B	5,075	14,153
Class C	150,755	177,549
	7,835,766	8,895,680

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,939,207)	$(9,093,206)
Class B	(33,811)	(574,575)
Class C	(489,974)	(1,109,478)
	(4,462,992)	(10,777,259)
Increase (decrease) in net assets derived from
capital share transactions	3,372,774	(1,881,579)
Net Increase in Net Assets	2,472,360	4,240,023

Net Assets:
Beginning of period	107,285,390	103,045,367
End of period	$109,757,750	$107,285,390

Undistributed net investment income	$25,309	$25,309

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$2,183,473	$3,796,238
Net realized gain	641,535	845,787
Net change in unrealized appreciation (depreciation)	1,261,232	7,598,268
Net increase in net assets resulting from operations	4,086,240	12,240,293

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,877,247)	(3,189,609)
Class B	(11,933)	(32,159)
Class C	(288,995)	(563,689)
	(2,178,175)	(3,785,457)

Capital Share Transactions:
Proceeds from shares sold:
Class A	16,876,759	34,582,426
Class B	205	30,390
Class C	4,061,434	4,936,706

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,585,770	2,265,497
Class B	9,783	22,982
Class C	238,016	454,958
	22,771,967	42,292,959

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,948,362)	$(12,958,552)
Class B	(112,041)	(539,530)
Class C	(1,645,951)	(2,910,386)
	(9,706,354)	(16,408,468)
Increase in net assets derived from
capital share transactions	13,065,613	25,884,491
Net Increase in Net Assets	14,973,678	34,339,327

Net Assets:
Beginning of period	117,555,924	83,216,597
End of period	$132,529,602	$117,555,924

Undistributed net investment income	$18,752	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$4,357,514	$9,206,125
Net realized gain	794,645	2,424,292
Net change in unrealized appreciation (depreciation)	122,100	13,431,285
Net increase in net assets resulting from operations	5,274,259	25,061,702

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,142,547)	(8,749,124)
Class B	(1,523)	(10,110)
Class C	(215,739)	(425,246)
	(4,359,809)	(9,184,480)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,638,790	10,143,467
Class B	—	12
Class C	2,669,084	1,744,888

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,267,559	6,567,239
Class B	1,338	5,937
Class C	190,084	360,117
	17,766,855	18,821,660

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(11,447,093)	$(17,038,942)
Class B	(114,218)	(463,156)
Class C	(654,148)	(1,967,053)
	(12,215,459)	(19,469,151)
Increase (decrease) in net assets derived from
capital share transactions	5,551,396	(647,491)
Net Increase in Net Assets	6,465,846	15,229,731

Net Assets:
Beginning of period	245,242,474	230,012,743
End of period	$251,708,320	$245,242,474

Undistributed net investment income	$369,057	$352,562

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,689,787	$5,103,331
Net realized gain (loss)	195,197	(134,746)
Net change in unrealized appreciation (depreciation)	(1,401,000)	6,365,479
Net increase in net assets resulting from operations	1,483,984	11,334,064

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,117,457)	(3,979,888)
Class B	(6,795)	(18,318)
Class C	(574,843)	(1,087,724)
	(2,699,095)	(5,085,930)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,357,632	27,230,993
Class B	33	133
Class C	5,005,388	9,308,402

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,626,840	2,829,553
Class B	6,778	16,152
Class C	518,726	937,685
	16,515,397	40,322,918

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,279,751)	$(14,499,061)
Class B	(170,738)	(374,954)
Class C	(2,958,313)	(6,882,006)
	(11,408,802)	(21,756,021)
Increase in net assets derived from
capital share transactions	5,106,595	18,566,897
Net Increase in Net Assets	3,891,484	24,815,031

Net Assets:
Beginning of period	160,345,214	135,530,183
End of period	$164,236,698	$160,345,214

Distributions in excess of net investment income	$(16,644)	$(16,644)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$1,300,912	$2,233,962
Net realized gain	334,777	621,955
Net change in unrealized appreciation (depreciation)	313,645	4,168,664
Net increase in net assets resulting from operations	1,949,334	7,024,581

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,022,188)	(1,681,430)
Class B	(2,775)	(13,909)
Class C	(277,663)	(520,282)

Net realized gain:
Class A	(99,909)	—
Class B	(329)	—
Class C	(35,053)	—
	(1,437,917)	(2,215,621)
Capital Share Transactions:
Proceeds from shares sold:
Class A	28,243,566	18,938,318
Class B	252	37,194
Class C	6,311,955	6,044,733

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	978,397	1,394,783
Class B	2,404	10,269
Class C	238,313	397,016
	35,774,887	26,822,313

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,159,634)	$(7,361,248)
Class B	(116,712)	(240,795)
Class C	(2,520,827)	(1,493,916)
	(10,797,173)	(9,095,959)
Increase in net assets derived from
capital share transactions	24,977,714	17,726,354
Net Increase in Net Assets	25,489,131	22,535,314

Net Assets:
Beginning of period	74,297,951	51,762,637
End of period	$99,787,082	$74,297,951

Undistributed (distributions in excess of)
net investment income	$(652)	$7,099

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.010	$11.340	$11.760	$11.090	$10.930	$11.070

0.225	0.460	0.445	0.447	0.431	0.444
0.026	0.670	(0.394)	0.668	0.158	(0.140)
0.251	1.130	0.051	1.115	0.589	0.304

(0.225)	(0.457)	(0.444)	(0.445)	(0.429)	(0.444)
(0.116)	(0.003)	(0.027)	—	—	—
(0.341)	(0.460)	(0.471)	(0.445)	(0.429)	(0.444)

$11.920	$12.010	$11.340	$11.760	$11.090	$10.930

2.10%	10.15%	0.57%	10.27%	5.64%	2.78%

$102,084	$99,953	$95,487	$108,214	$113,689	$122,027
0.84%	0.84%	0.87%	0.86%	0.75%	0.75%

0.91%	0.90%	0.93%	0.92%	0.91%	0.91%
3.79%	3.94%	3.98%	3.94%	4.07%	4.02%

3.72%	3.88%	3.92%	3.88%	3.91%	3.86%
9%	34%	32%	15%	27%	29%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.020	$11.340	$11.760	$11.100	$10.940	$11.070

0.181	0.373	0.361	0.362	0.352	0.361
0.026	0.680	(0.394)	0.658	0.158	(0.130)
0.207	1.053	(0.033)	1.020	0.510	0.231

(0.181)	(0.370)	(0.360)	(0.360)	(0.350)	(0.361)
(0.116)	(0.003)	(0.027)	—	—	—
(0.297)	(0.373)	(0.387)	(0.360)	(0.350)	(0.361)

$11.930	$12.020	$11.340	$11.760	$11.100	$10.940

1.73%	9.42%	(0.18% )	9.35%	4.85%	2.10%

$194	$224	$757	$2,917	$6,509	$9,620
1.59%	1.59%	1.62%	1.61%	1.50%	1.50%

1.66%	1.65%	1.68%	1.67%	1.66%	1.66%
3.04%	3.19%	3.23%	3.19%	3.32%	3.27%

2.97%	3.13%	3.17%	3.13%	3.16%	3.11%
9%	34%	32%	15%	27%	29%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.040	$11.370	$11.790	$11.120	$10.960	$11.090

0.181	0.373	0.362	0.363	0.352	0.361
0.026	0.670	(0.394)	0.668	0.158	(0.130)
0.207	1.043	(0.032)	1.031	0.510	0.231

(0.181)	(0.370)	(0.361)	(0.361)	(0.350)	(0.361)
(0.116)	(0.003)	(0.027)	—	—	—
(0.297)	(0.373)	(0.388)	(0.361)	(0.350)	(0.361)

$11.950	$12.040	$11.370	$11.790	$11.120	$10.960

1.72%	9.31%	(0.17% )	9.43%	4.84%	2.09%

$7,480	$7,108	$6,801	$7,995	$7,257	$8,806
1.59%	1.59%	1.62%	1.61%	1.50%	1.50%

1.66%	1.65%	1.68%	1.67%	1.66%	1.66%
3.04%	3.19%	3.23%	3.19%	3.32%	3.27%

2.97%	3.13%	3.17%	3.13%	3.16%	3.11%
9%	34%	32%	15%	27%	29%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.210	$11.170	$11.570	$10.620	$10.800	$11.010

0.221	0.484	0.476	0.497	0.448	0.449
0.190	1.039	(0.401)	0.950	(0.182)	(0.210)
0.411	1.523	0.075	1.447	0.266	0.239

(0.221)	(0.483)	(0.475)	(0.497)	(0.446)	(0.449)
(0.221)	(0.483)	(0.475)	(0.497)	(0.446)	(0.449)

$12.400	$12.210	$11.170	$11.570	$10.620	$10.800

3.39%	13.90%	0.83%	13.92%	2.74%	2.21%

$109,920	$97,821	$67,047	$72,902	$61,132	$67,174
0.82%	0.82%	0.82%	0.82%	0.88%	0.88%

0.96%	0.97%	0.98%	0.98%	0.97%	0.97%
3.61%	4.10%	4.36%	4.48%	4.42%	4.11%

3.47%	3.95%	4.20%	4.32%	4.33%	4.02%
16%	32%	44%	35%	59%	34%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.260	$11.210	$11.610	$10.670	$10.840	$11.060

0.176	0.398	0.395	0.416	0.373	0.367
0.190	1.049	(0.401)	0.940	(0.172)	(0.220)
0.366	1.447	(0.006)	1.356	0.201	0.147

(0.176)	(0.397)	(0.394)	(0.416)	(0.371)	(0.367)
(0.176)	(0.397)	(0.394)	(0.416)	(0.371)	(0.367)

$12.450	$12.260	$11.210	$11.610	$10.670	$10.840

3.00%	13.10%	0.09%	12.93%	2.07%	1.34%

$816	$905	$1,307	$3,254	$4,938	$6,589
1.57%	1.57%	1.57%	1.57%	1.63%	1.63%

1.71%	1.72%	1.73%	1.73%	1.72%	1.72%
2.86%	3.35%	3.61%	3.73%	3.67%	3.36%

2.72%	3.20%	3.45%	3.57%	3.58%	3.27%
16%	32%	44%	35%	59%	34%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.230	$11.180	$11.590	$10.640	$10.810	$11.030

0.176	0.397	0.394	0.415	0.373	0.367
0.190	1.049	(0.411)	0.950	(0.172)	(0.220)
0.366	1.446	(0.017)	1.365	0.201	0.147

(0.176)	(0.396)	(0.393)	(0.415)	(0.371)	(0.367)
(0.176)	(0.396)	(0.393)	(0.415)	(0.371)	(0.367)

$12.420	$12.230	$11.180	$11.590	$10.640	$10.810

3.00%	13.13%	(0.01% )	13.06%	2.07%	1.35%

$21,794	$18,830	$14,863	$15,526	$13,530	$14,991
1.57%	1.57%	1.57%	1.57%	1.63%	1.63%

1.71%	1.72%	1.73%	1.73%	1.72%	1.72%
2.86%	3.35%	3.61%	3.73%	3.67%	3.36%

2.72%	3.20%	3.45%	3.57%	3.58%	3.27%
16%	32%	44%	35%	59%	34%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.640	$10.880	$11.260	$10.600	$10.640	$10.730

0.208	0.444	0.460	0.455	0.452	0.448
0.040	0.758	(0.397)	0.661	(0.041)	(0.089)
0.248	1.202	0.063	1.116	0.411	0.359

(0.208)	(0.442)	(0.443)	(0.456)	(0.451)	(0.449)
(0.208)	(0.442)	(0.443)	(0.456)	(0.451)	(0.449)

$11.680	$11.640	$10.880	$11.260	$10.600	$10.640

2.15%	11.23%	0.71%	10.74%	4.11%	3.38%

$235,110	$230,787	$216,151	$237,545	$226,393	$234,630
0.84%	0.84%	0.88%	0.93%	0.90%	0.93%

0.95%	0.93%	0.95%	0.95%	0.95%	0.95%
3.59%	3.91%	4.30%	4.16%	4.43%	4.16%

3.48%	3.82%	4.23%	4.14%	4.38%	4.14%
15%	24%	26%	17%	27%	15%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.650	$10.890	$11.270	$10.610	$10.640	$10.730

0.165	0.360	0.380	0.373	0.375	0.367
0.040	0.758	(0.397)	0.661	(0.031)	(0.089)
0.205	1.118	(0.017)	1.034	0.344	0.278

(0.165)	(0.358)	(0.363)	(0.374)	(0.374)	(0.368)
(0.165)	(0.358)	(0.363)	(0.374)	(0.374)	(0.368)

$11.690	$11.650	$10.890	$11.270	$10.610	$10.640

1.77%	10.41%	(0.04% )	9.91%	3.43%	2.60%

$59	$173	$609	$1,429	$2,693	$3,961
1.59%	1.59%	1.63%	1.68%	1.65%	1.68%

1.70%	1.68%	1.70%	1.70%	1.70%	1.70%
2.84%	3.16%	3.55%	3.41%	3.68%	3.41%

2.73%	3.07%	3.48%	3.39%	3.63%	3.39%
15%	24%	26%	17%	27%	15%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.670	$10.910	$11.290	$10.630	$10.660	$10.750

0.165	0.360	0.381	0.374	0.375	0.367
0.040	0.758	(0.397)	0.661	(0.031)	(0.089)
0.205	1.118	(0.016)	1.035	0.344	0.278

(0.165)	(0.358)	(0.364)	(0.375)	(0.374)	(0.368)
(0.165)	(0.358)	(0.364)	(0.375)	(0.374)	(0.368)

$11.710	$11.670	$10.910	$11.290	$10.630	$10.660

1.77%	10.39%	(0.03% )	9.90%	3.43%	2.60%

$16,539	$14,282	$13,253	$15,155	$11,542	$9,836
1.59%	1.59%	1.63%	1.68%	1.65%	1.68%

1.70%	1.68%	1.70%	1.70%	1.70%	1.70%
2.84%	3.16%	3.55%	3.41%	3.68%	3.41%

2.73%	3.07%	3.48%	3.39%	3.63%	3.39%
15%	24%	26%	17%	27%	15%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.240	$11.730	$12.120	$11.490	$11.260	$11.260

0.214	0.438	0.438	0.431	0.436	0.437
(0.089)	0.509	(0.385)	0.633	0.228	—
0.125	0.947	0.053	1.064	0.664	0.437

(0.215)	(0.437)	(0.436)	(0.434)	(0.434)	(0.437)
—	—	(0.007)	—	—	—
(0.215)	(0.437)	(0.443)	(0.434)	(0.434)	(0.437)

$12.150	$12.240	$11.730	$12.120	$11.490	$11.260

1.03%	8.21%	0.56%	9.44%	6.12%	3.93%

$120,824	$119,025	$98,821	$104,287	$86,445	$72,237
0.88%	0.88%	0.90%	0.94%	0.88%	0.85%

0.95%	0.94%	0.96%	0.96%	0.96%	0.96%
3.54%	3.65%	3.78%	3.66%	3.94%	3.87%

3.47%	3.59%	3.72%	3.64%	3.86%	3.76%
7%	17%	32%	7%	10%	11%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.220	$11.710	$12.100	$11.470	$11.240	$11.240

0.168	0.348	0.350	0.343	0.353	0.353
(0.089)	0.509	(0.385)	0.633	0.228	—
0.079	0.857	(0.035)	0.976	0.581	0.353

(0.169)	(0.347)	(0.348)	(0.346)	(0.351)	(0.353)
—	—	(0.007)	—	—	—
(0.169)	(0.347)	(0.355)	(0.346)	(0.351)	(0.353)

$12.130	$12.220	$11.710	$12.100	$11.470	$11.240

0.65%	7.41%	(0.19% )	8.64%	5.34%	3.17%

$414	$582	$912	$2,450	$3,359	$5,123
1.63%	1.63%	1.65%	1.69%	1.63%	1.60%

1.70%	1.69%	1.71%	1.71%	1.71%	1.71%
2.79%	2.90%	3.03%	2.91%	3.19%	3.12%

2.72%	2.84%	2.97%	2.89%	3.11%	3.01%
7%	17%	32%	7%	10%	11%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.230	$11.720	$12.110	$11.480	$11.250	$11.250

0.168	0.348	0.351	0.342	0.353	0.352
(0.089)	0.509	(0.385)	0.633	0.228	—
0.079	0.857	(0.034)	0.975	0.581	0.352

(0.169)	(0.347)	(0.349)	(0.345)	(0.351)	(0.352)
—	—	(0.007)	—	—	—
(0.169)	(0.347)	(0.356)	(0.345)	(0.351)	(0.352)

$12.140	$12.230	$11.720	$12.110	$11.480	$11.250

0.65%	7.41%	(0.20% )	8.63%	5.34%	3.16%

$42,999	$40,738	$35,797	$35,591	$19,176	$11,490
1.63%	1.63%	1.65%	1.69%	1.63%	1.60%

1.70%	1.69%	1.71%	1.71%	1.71%	1.71%
2.79%	2.90%	3.03%	2.91%	3.19%	3.12%

2.72%	2.84%	2.97%	2.89%	3.11%	3.01%
7%	17%	32%	7%	10%	11%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.670	$10.800	$11.150	$10.450	$10.300	$10.300

0.191	0.426	0.406	0.429	0.409	0.411
0.110	0.867	(0.351)	0.700	0.148	—
0.301	1.293	0.055	1.129	0.557	0.411

(0.192)	(0.423)	(0.405)	(0.429)	(0.407)	(0.411)
(0.019)	—	—	—	—	—
(0.211)	(0.423)	(0.405)	(0.429)	(0.407)	(0.411)

$11.760	$11.670	$10.800	$11.150	$10.450	$10.300

2.59%	12.18%	0.63%	11.02%	5.65%	4.04%

$74,899	$53,456	$37,051	$37,716	$22,780	$15,340
0.80%	0.80%	0.80%	0.80%	0.85%	0.85%

0.98%	1.01%	1.05%	1.07%	1.10%	1.09%
3.25%	3.77%	3.82%	3.94%	4.10%	3.97%

3.07%	3.56%	3.57%	3.67%	3.85%	3.73%
8%	28%	54%	15%	36%	28%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.650	$10.780	$11.120	$10.420	$10.270	$10.280

0.147	0.341	0.326	0.347	0.334	0.333
0.100	0.867	(0.341)	0.700	0.148	(0.010)
0.247	1.208	(0.015)	1.047	0.482	0.323

(0.148)	(0.338)	(0.325)	(0.347)	(0.332)	(0.333)
(0.019)	—	—	—	—	—
(0.167)	(0.338)	(0.325)	(0.347)	(0.332)	(0.333)

$11.730	$11.650	$10.780	$11.120	$10.420	$10.270

2.12%	11.36%	(0.04% )	10.21%	4.88%	3.17%

$204	$318	$477	$736	$1,018	$1,549
1.55%	1.55%	1.55%	1.55%	1.60%	1.60%

1.73%	1.76%	1.80%	1.82%	1.85%	1.84%
2.50%	3.02%	3.07%	3.19%	3.35%	3.22%

2.32%	2.81%	2.82%	2.92%	3.10%	2.98%
8%	28%	54%	15%	36%	28%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.640	$10.780	$11.120	$10.420	$10.270	$10.280

0.147	0.340	0.326	0.346	0.333	0.333
0.110	0.857	(0.341)	0.700	0.148	(0.010)
0.257	1.197	(0.015)	1.046	0.481	0.323

(0.148)	(0.337)	(0.325)	(0.346)	(0.331)	(0.333)
(0.019)	—	—	—	—	—
(0.167)	(0.337)	(0.325)	(0.346)	(0.331)	(0.333)

$11.730	$11.640	$10.780	$11.120	$10.420	$10.270

2.21%	11.26%	(0.04% )	10.20%	4.88%	3.17%

$24,684	$20,524	$14,235	$13,462	$5,651	$2,049
1.55%	1.55%	1.55%	1.55%	1.60%	1.60%

1.73%	1.76%	1.80%	1.82%	1.85%	1.84%
2.50%	3.02%	3.07%	3.19%	3.35%	3.22%

2.32%	2.81%	2.82%	2.92%	3.10%	2.98%
8%	28%	54%	15%	36%	28%

Notes to financial statements
Delaware Investments® state tax-free funds	February 28, 2013 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are each individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund (each, a Fund or, collectively, the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income tax in its respective state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken for all open federal income tax years ( Aug. 31, 2009– Aug. 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Funds declare dividends daily from net investment income and pay the dividends monthly and declare and pay distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2013.

Notes to financial statements
Delaware Investments® state tax-free funds

1. Significant Accounting Policies (continued)

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Feb. 28, 2013, the Funds earned the following amounts under this agreement:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$27	$20	$61	$42	$15

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Funds to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding the following percentages of each Fund’s average daily net assets through Dec. 27, 2013. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Boards and DMC. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Operating expense
limitation as a percentage
of average daily net assets
(per annum)	0.59%	0.57%	0.59%	0.63%	0.55%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Feb. 28, 2013, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$2,629	$3,048	$5,972	$3,907	$2,071

DSC is also the transfer agent and dividend disbursing agent of the Funds. The Funds pay DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares.

At Feb. 28, 2013, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Investment management
fees payable to DMC	$37,477	$40,894	$90,373	$57,763	$25,950
Dividend disbursing,
transfer agent and fund
accounting oversight
fees and other expenses
payable to DSC	2,263	2,728	5,180	3,377	2,023
Distribution fees
payable to DDLP	25,386	38,099	57,333	55,944	32,814
Other expenses payable to
DMC and affiliates*	1,788	2,485	3,670	2,608	2,523

* DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware Investments® state tax-free funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended Feb. 28, 2013, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$1,393	$1,593	$3,159	$2,067	$1,065

For the six months ended Feb. 28, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$7,507	$14,199	$21,847	$20,279	$25,790

For the six months ended Feb. 28, 2013, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Class A	$—	$—	$—	$—	$—
Class B	—	4	—	667	—
Class C	—	—	—	719	128

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Feb. 28, 2013, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Purchases	$12,078,404	$31,241,392	$40,469,587	$19,229,399	$32,384,673
Sales	9,246,139	19,408,005	37,364,888	11,012,946	6,872,649

At Feb. 28, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until the fiscal year end. At Feb. 28, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$102,730,133	$122,023,356	$233,177,269	$154,191,720	$93,335,674
Aggregate
unrealized
appreciation	$8,246,089	$10,581,824	$19,475,747	$10,822,478	$6,764,919
Aggregate
unrealized
(depreciation)	(50,900)	(290,029)	(517,634)	(66,816)	(122,671)
Net unrealized
appreciation	$8,195,189	$10,291,795	$18,958,113	$10,755,662	$6,642,248

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Notes to financial statements
Delaware Investments® state tax-free funds

3. Investments (continued)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2013:

	Delaware Tax-Free Arizona Fund
		Level 2
Municipal Bonds		$110,925,322

	Delaware Tax-Free California Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$129,169,166	$129,169,166
Short-Term Investments	345,985	2,800,000	3,145,985
Total	$345,985	$131,969,166	$132,315,151

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$248,602,221	$248,602,221
Short-Term Investments	1,728,161	1,805,000	3,533,161
Total	$1,728,161	$250,407,221	$252,135,382

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$164,076,241	$164,076,241
Short-Term Investment	871,141	—	871,141
Total	$871,141	$164,076,241	$164,947,382

	Delaware Tax-Free New York Fund
		Level 2
Municipal Bonds		$99,027,922
Short-Term Investments		950,000
Total		$99,977,922

During the six months ended Feb. 28, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended Feb. 28, 2013 and the year ended Aug. 31, 2012 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Six Months Ended 2/28/13*
Tax-exempt income	$2,021,541	$2,178,175	$4,359,809	$2,699,095	$1,302,626
Long-term capital gains	1,047,749	—	—	—	135,291
Total	$3,069,290	$2,178,175	$4,359,809	$2,699,095	$1,437,917

Year Ended 8/31/12
Tax-exempt income	$4,071,429	$3,785,457	$9,184,480	$5,085,903	$2,214,770
Ordinary income	4	—	—	27	851
Long-term capital gains	27,070	—	—	—	—
Total	$4,098,503	$3,785,457	$9,184,480	$5,085,930	$2,215,621

*Tax information for the six months ended Feb. 28, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Investments® state tax-free funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of Feb. 28, 2013, the components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of beneficial
interest	$101,378,575	$121,947,581	$233,257,877	$154,464,629	$92,828,951
Undistributed
tax-exempt
income	92,806	90,557	512,463	72,017	45,192
Undistributed
ordinary
income	5,513	215,305	—	—	128,737
Undistributed
long-term
capital gains	153,164	56,169	—	—	187,798
Distributions
payable	(67,497)	(71,805)	(143,406)	(88,661)	(45,844)
Realized gains
(losses)
9/1/12–2/28/13	—	369,988	794,596	(103,166)	—
Capital loss
carryforwards as
of 8/31/12	—	(369,988)	(1,671,323)	(863,783)	—
Unrealized
appreciation	8,195,189	10,291,795	18,958,113	10,755,662	6,642,248
Net assets	$109,757,750	$132,529,602	$251,708,320	$164,236,698	$99,787,082

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferred on losses on wash sales and tax treatment of market discount and premium on debt instruments and distributions payable.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended Feb. 28, 2013, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Undistributed
(distributions in excess of)
net investment income	$(3,239)	$(5,309)	$18,790	$9,308	$(6,037)
Accumulated net realized
gain (loss)	3,239	5,309	(18,790)	(9,308)	6,037

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2012 will expire as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
2014	$—	$—	$1,627,145	$—	$—
2016	—	—	44,178	—	—
2019	—	369,988	—	—	—
Total	$—	$369,988	$1,671,323	$—	$—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free Idaho Fund	$863,783	$—

For the six months ended Feb. 28, 2013, the Funds had capital gains (losses) which may reduce (increase) capital loss carryforwards.

Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free
California Fund	Colorado Fund	Idaho Fund
$369,988	$794,596	$(103,166)

Notes to financial statements
Delaware Investments® state tax-free funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/13	8/31/12	2/28/13	8/31/12	2/28/13	8/31/12
Shares sold:
Class A	383,276	439,537	1,364,250	2,916,355	996,815	895,891
Class B	—	—	17	2,492	—	—
Class C	63,883	71,479	328,193	415,741	227,906	151,986
Shares issued upon reinvestment of dividends and distributions:
Class A	190,373	236,927	128,399	192,283	280,031	580,278
Class B	422	1,218	789	1,958	114	529
Class C	12,517	15,162	19,245	38,704	16,250	31,740
	650,471	764,323	1,840,893	3,567,533	1,521,116	1,660,424
Shares redeemed:
Class A	(328,429)	(779,149)	(641,163)	(1,100,987)	(979,642)	(1,507,938)
Class B	(2,845)	(49,279)	(9,132)	(47,147)	(9,873)	(41,596)
Class C	(40,569)	(94,840)	(132,658)	(243,641)	(55,961)	(174,363)
	(371,843)	(923,268)	(782,953)	(1,391,775)	(1,045,476)	(1,723,897)
Net increase
(decrease)	278,628	(158,945)	1,057,940	2,175,758	475,640	(63,473)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	2/28/13	8/31/12	2/28/13	8/31/12
Shares sold:
Class A	766,714	2,264,249	2,400,208	1,677,664
Class B	3	11	21	3,300
Class C	411,334	773,648	536,497	538,503
Shares issued upon reinvestment of dividends and distributions:
Class A	133,523	235,429	83,138	123,671
Class B	557	1,347	205	917
Class C	42,601	78,088	20,303	35,307
	1,354,732	3,352,772	3,040,372	2,379,362
Shares redeemed:
Class A	(678,262)	(1,203,335)	(694,079)	(651,615)
Class B	(14,062)	(31,696)	(10,079)	(21,163)
Class C	(242,409)	(576,195)	(215,340)	(132,201)
	(934,733)	(1,811,226)	(919,498)	(804,979)
Net increase	419,999	1,541,546	2,120,874	1,574,383

For the six months ended Feb. 28, 2013 and the year ended Aug. 31, 2012, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/13			8/31/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	769	770	$9,191	9,844	9,861	$115,358
Delaware Tax-Free
California Fund	5,496	5,519	67,074	25,311	25,461	290,956
Delaware Tax-Free
Colorado Fund	5,524	5,536	63,977	19,768	19,816	221,534
Delaware Tax-Free
Idaho Fund	2,382	2,382	28,852	11,453	11,457	135,471
Delaware Tax-Free
New York Fund	303	302	3,512	1,349	1,349	14,846

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Funds had no amounts outstanding as of Feb. 28, 2013 or at any time during the period then ended.

8. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in Puerto Rico, the Virgin Islands, and Guam whose bonds are also free of individual state income taxes. The values of the Funds’ investments may be adversely affected by new legislation within the states, regional or local economic conditions and

Notes to financial statements
Delaware Investments® state tax-free funds

8. Credit and Market Risk (continued)

differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2013, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the statements of net assets.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
18.27%	5.37%	13.56%	15.04%	2.51%

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Standard & Poor’s, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of Feb. 28, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2013 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

     Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS II

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 6, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 6, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2013